Taxation (Composition of Income Tax Expenses) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Income tax expense applicable to China operations
Current income tax expenses		¥ 59,019	¥ 60,900	¥ 48,707
Deferred income tax benefit		(7,138)	(11,072)	(1,867)
Subtotal income tax expenses applicable to China operations		51,881	49,828	46,840
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs		6,315	3,981	3,088
Total income tax expenses	$ 8,757	¥ 58,196	¥ 53,809	¥ 49,928